Land Use Rights, Net (Details 2)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Land use rights USD ($)	Dec. 31, 2013 Land use rights CNY	Dec. 31, 2012 Land use rights CNY	Dec. 31, 2011 Land use rights CNY
Land use rights, net
Amortization expense	$ 885,236	5,397,193	4,976,783	4,976,783	$ 257,664	1,570,950	1,150,540	1,150,540
Future amortization of land use rights
2014						2,832,302
2015						2,832,302
2016						2,832,302
2017						2,832,302
2019						2,832,302
Thereafter						124,782,741
Total					$ 22,789,328	138,944,251	56,432,887